Other assets	12 Months Ended
Dec. 31, 2012
Other assets
8.	Other assets:

	2012	2011

Prepaid expenses	$—	$11,203
Intangible assets	2,993	6,538
Restricted cash (a)	60,000	60,000
Restricted cash	—	5,000
Investment in affiliate (b)	525	784
Capital assets	505	—
Other	7,538	5,229

Other assets	$71,561	$88,754

(a)	$60,000,000 has been placed in a deposit account over which the lessor (note 11) has a first priority interest.
(b)	On March 14, 2011, the Company entered into an agreement to participate in Greater China Intermodal Investments LLC, an investment vehicle established by an affiliate of The Carlyle Group. The Vehicle will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in the Vehicle of up to $100,000,000 during the investment period, which is anticipated to be up to five years. During 2011, the Company made a capital contribution of $1,964,000 related to the purchase of four vessels, working capital obligations, organizational expenses and financial advisory fees. The Company accounts for its 10.5% investment in the Vehicle using the equity method. The investment of $525,000 is comprised of its capital contribution of $1,964,000 less its equity loss on investment of $1,439,000.